Expense Example, No Redemption - PIMCO StocksPLUS International Fund US Dollar-Hedged	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	491	736	1,000	1,753	196	606	1,042	2,254